CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, Shares issued	69,771,239	58,785,924	33,075,711
Common stock, Shares outstanding	69,771,239	58,785,924	33,075,711
Class C Convertible Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,500	1,500	0
Preferred stock, Shares Issued	760	760	0
Preferred stock, Shares outstanding	760	760	0
Class D convertible preferred stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	2,000	2,000	0
Preferred stock, Shares Issued	2,000	2,000	0
Preferred stock, Shares outstanding	2,000	2,000	0
Class A Convertible Preferred Stock [Member]
Preferred stock, Par value		$ 0.0001
Preferred stock, Shares authorized	60,000,000	60,000,000	60,000,000
Preferred stock, Shares Issued	56,238,898	56,353,015	60,000,000
Preferred stock, Shares outstanding	56,238,898	56,353,015	60,000,000
Class B Convertible Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,500	1,500	1,500
Preferred stock, Shares Issued	48	48	408
Preferred stock, Shares outstanding	48	48	408
Undesignated Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	39,995,000	39,995,000	39,998,500